Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options - December 31, 2019	2,001,600	$58.96
Granted	547,250	85.79
Exercised	(344,225)	35.86
Forfeited	(14,500)	70.07
Shares issuable under options - December 31, 2020	2,190,125	$69.22
Granted	682,500	136.38
Exercised	(292,450)	49.38
Forfeited	(29,300)	80.15
Shares issuable under options - December 31, 2021	2,550,875	$89.34	3.1	$147,597
Options exercisable - December 31,2021	978,188	$72.14	2.1	$73,420

Stock Options Exercised [Table Text Block]
	Year ended December 31,
	2021	2020

Number of options exercised	292,450	344,225

Aggregate fair value	$32,808	$25,919
Intrinsic value	14,440	13,576
Amount of cash received	18,367	12,343

Tax benefit recognized	$937	$102

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	As at December 31,
	2021	2020

Risk free rate	0.8%	0.2%
Expected life in years	4.75	4.41
Expected volatility	39.4%	36.5%
Dividend yield	0.2%	0.1%

Weighted average fair value per option granted	$46.12	$28.33